Leases, Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Liabilities

As of September 30, 2023, future minimum payments during the remaining period and the next five years are as follows (in thousands):

(in thousands of dollars)
2023	$86
2024	477
2025	488
2026	544
2027	509
Thereafter	—
Total lease payments	2,104
Less: imputed interest	(304)
Total lease liabilities	1,800
Less: current lease liabilities	(353)
Total non-current lease liabilities	$1,447

Maturities of operating lease liabilities as of December 31, 2022, were as follows:

(in thousands of dollars)
2023	$466
2024	477
2025	488
2026	544
2027	509
Thereafter	—
Total lease payments	2,484
Less: imputed interest	(411)
Total lease liabilities	2,073
Less: current lease liabilities	(326)
Total non-current lease liabilities	$1,747